INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Inventory Abstract
INVENTORY

NOTE 6 – INVENTORY

At June 30, 2018 and December 31, 2017, our inventory is, as follows:

	June 30,	December 31,
	2018	2017
Industrial hemp crop under cultivation	$1,391,306	$15,000
Raw materials	239,030	—
Work-in-process	—	—
Finished goods	13,880	28,200
	$1,644,216	$43,200

We periodically review the value of our inventory and provide a write-down of inventory based on our assessment of the market conditions. Any write-down is charged to cost of revenue sold. There have been no such write-downs during the six-month period ended June 30, 2018 and 2017.

NOTE 6 - INVENTORY

Inventory is stated at the lower of cost or market. Cost is determined based upon the cost to acquire the raw materials, plus internal labor and other costs incurred to produce finished goods inventory. The cost of inventory is principally determined using the last-in first-out method. We periodically review the value of our inventory and provide a write-down of inventory based on our assessment of the market conditions. Any write-down is charged to cost of goods sold. At December 31, 2017, and 2016, our inventory was, as follows:

	December 31,
	2017	2016
Raw materials	$15,000	$—
Work-in-process	—	—
Finished goods	28,200	—
	$43,200	$—